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                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM LARGE CAP OPPORTUNITIES FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002



The Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement as part of a review by AIM of all of its funds in light of recent changes to federal securities laws, rules and interpretations.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Special Opportunities Funds, on behalf of AIM Large Cap Opportunities Fund, voted to change the fund's name to "AIM Opportunities III Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies."

The following information replaces in its entirety the first and second sentences of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund focuses its investments in equity securities of companies with market caps, at the time of purchase, within the range of market caps of companies included in the S&P 500 Index. The S&P 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund may also invest in securities of companies with market caps below the range of market caps of companies included in the S&P 500 Index."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The following information is added after the last sentence of the first paragraph under the heading "PRINCIPAL RISKS OF INVESTING IN THE FUND":

         "This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price."


The changes noted above become effective July 1, 2002.

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                         AIM MID CAP OPPORTUNITIES FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement as part of a review by AIM of all of its funds in light of recent changes to federal securities laws, rules and interpretations.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Special Opportunities Funds, on behalf of AIM Mid Cap Opportunities Fund, voted to change the fund's name to "AIM Opportunities II Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies."

The following information replaces in its entirety the first and second sentences of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES"

         "The fund focuses its investments in equity securities of companies with market caps, at the time of purchase, within the range of market caps of companies included in the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market. The fund may also invest in securities of companies with market caps below and above the range of market caps of companies included in the S&P MidCap 400 Index."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objectives. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.

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                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM SMALL CAP OPPORTUNITIES FUND

                         Supplement dated March 5, 2002
                      to the Prospectus dated March 1, 2002


The Board of Trustees of the fund has approved the changes to the fund's investment strategies described in this supplement as part of a review by AIM of all of its funds in light of recent changes to federal securities laws, rules and interpretations.

At a meeting held on February 7, 2002, the Board of Trustees of AIM Special Opportunities Funds, on behalf of AIM Small Cap Opportunities Fund, voted to change the fund's name to "AIM Opportunities I Fund."

The Board of Trustees also approved the following changes to the fund's investment strategies:

The following information replaces the first sentence of the second paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies."

The following information replaces the first and second sentences of the third paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "The fund focuses its investments in equity securities of companies with market caps, at the time of purchase, within the range of market caps of companies included in the Russell 2000--Registered Trademark-- Index. The Russell 2000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may also invest in securities of companies with market caps above the range of market caps of companies included in the Russell 2000 Index."

The following information replaces in its entirety the seventh paragraph under the heading "INVESTMENT OBJECTIVE AND STRATEGIES":

         "In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash or the following liquid assets: money market instruments, shares of affiliated money market funds or high-quality debt obligations. As a result, the fund may not achieve its investment objective. For cash management purposes, the fund may also hold a portion of its assets in cash or such liquid assets."

The changes noted above become effective July 1, 2002.